Summary of Significant Accounting Policies - Summary of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Contract with Customer, Asset and Liability [Abstract]
Contract liabilities	$ 5,694	¥ 39,638	¥ 33,067